Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 52.6
Fair Value	56.1
Amount at which shown in balance sheet	56.1	$ 45.5
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	51.2	32.0
Fair Value	54.6	$ 35.6
Amount at which shown in balance sheet	54.6
United States government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.7
Fair Value	0.8
Amount at which shown in balance sheet	0.8
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	4.0
Fair Value	4.2
Amount at which shown in balance sheet	4.2
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.2
Fair Value	0.4
Amount at which shown in balance sheet	0.4
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	8.2
Fair Value	8.2
Amount at which shown in balance sheet	8.2
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.9
Fair Value	3.2
Amount at which shown in balance sheet	3.2
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	27.5
Fair Value	29.4
Amount at which shown in balance sheet	29.4
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7.7
Fair Value	8.4
Amount at which shown in balance sheet	8.4
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.1
Fair Value	0.2
Amount at which shown in balance sheet	0.2
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.3
Fair Value	1.3
Amount at which shown in balance sheet	$ 1.3